INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 31, 2020
INTANGIBLE ASSETS AND GOODWILL [abstract]
Schedule of intangible assets
	Licenses	Branding	Customer relationships	Start up costs	Total

Cost
Balance,January 31, 2018 and 2017	$—	$—	$—	$—	$—
Additions from acquisitions	12,060,274	—	1,540,447	7,783	13,608,504
Balance,January 31, 2019	$12,060,274	$—	$1,540,447	$7,783	$13,608,504
Additions from acquisitions	1,071,750	1,331,804	1,174,468	—	3,578,022
Impairment of intangibles	(428,626)	(391,759)	(715,875)	—	(1,536,260)
Balance,January 31, 2020	$12,703,398	$940,045	$1,999,040	$7,783	$15,650,266
Accumulated Amortization
Balance,January 31, 2018 and 2017	$—	$—	$—	$—	$—
Amortization expense	(214,171)	—	(25,674)	(79)	(239,924)
Balance,January 31, 2019	(214,171)	—	(25,674)	(79)	(239,924)
Amortization expense	(2,228,051)	(33,295)	(443,641)	(729)	(2,705,716)
Balance,January 31, 2020	$(2,442,222)	$(33,295)	$(469,315)	$(808)	$(2,945,640)
Carrying amount, January 31, 2019	$11,846,103	$—	$1,514,773	$7,704	$13,368,580
Carrying amount, January 31, 2020	$10,261,176	$906,750	$1,529,725	$6,975	$12,704,626

Schedule of goodwill

	Eco Firma	Phantom	Silver State	Megawood	Swell
	Farms, LLC	Farms	Companies	Enterprises	Companies	Total
	Oregon	Oregon	Nevada	Oregon	Oregon
Balance, January 31, 2018 and 2017	$—	$—	$—	$—	$—	$—
Additions from acquisitions	5,160,741	—	28,541,323	689,328	—	34,391,392
Impairment of Goodwill	(5,160,741)	—	—	—	—	(5,160,741)
Balance, January 31, 2019	—	—	28,541,323	689,328		29,230,651
Additions from acquisitions	—	8,009,248	—	—	13,676,649	21,685,897
Impairment of Goodwill	—	(8,009,248)	—	(689,328)	(13,676,649)	(22,375,225)
Balance, January 31, 2020	$—	$—	$28,541,323	$—	$—	$28,541,323